Financial Instruments - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Detail) - TWD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,075,496.6	$ 958,471.8
Financial liabilities	921,708.0	748,224.6
Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,336.6	10,970.2
Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	410,464.9	256,705.1
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,373.9	11,053.6
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 407,330.0	$ 257,551.2